UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5126

Seligman New Jersey Municipal Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 6/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman New Jersey Municipal Fund, Inc.

Schedule of Investments (unaudited)

June 30, 2007

Face
Amount	Municipal Bonds	Rating†	Value
$790,000	Bergen County, NJ Improvement Authority Governmental Loan Rev., 5% due 9/1/2014	Aaa	$837,779
2,000,000	Delaware River & Bay Authority Rev. (New Jersey and Delaware), 5.75% due 1/1/2029ø	Aaa	2,104,680
1,000,000	Essex County, NJ Improvement Authority Projects Rev., 5.25% due 12/15/2018	Aaa	1,090,920
1,000,000	New Jersey Economic Development Authority Rev. (The Seeing Eye, Inc. Project), 5% due 12/1/2024	Aaa	1,038,380
1,500,000	New Jersey Economic Development Authority State Lease Rev. (Liberty State Park Project), 5% due 3/1/2027	Aaa	1,553,040
3,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/1/2032*	Aaa	3,074,670
2,000,000	New Jersey Educational Facilities Authority Rev. (Institute for Advanced Study), 5% due 7/l/2021ø	Aaa	2,025,040
1,250,000	New Jersey Educational Facilities Authority Rev. (Princeton University), 5% due 7/1/2028	Aaa	1,311,200
1,110,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025	A2	1,168,519
890,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025ø	A2	957,516
2,450,000	New Jersey Health Care Facilities Financing Authority Rev. (Hackensack University Medical Center), 6% due 1/1/2034	A3	2,560,446
2,255,000	New Jersey Health Care Facilities Financing Authority Rev. (Meridian Health System Obligated Group), 5.375% due 7/l/2024	Aaa	2,327,949
2,500,000	New Jersey Highway Authority Rev. (Garden State Parkway), 5.625% due 1/1/2030ø	AAA‡	2,625,900
235,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 5.75% due 5/1/2025	Aaa	241,735
1,500,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 6.35% due 11/l/2031*	Aaa	1,546,155
1,000,000	New Jersey Transportation Trust Fund Authority Rev., 5% due 12/15/2021ø	Aaa	1,042,130
1,000,000	Port Authority of New York and New Jersey Consolidated Bonds 5% due 10/1/2028	A1	1,037,440
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2023	Aaa	1,053,110
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.5% due 7/1/2036ø	Aaa	1,107,710
Total Municipal Bonds — 81.7%	28,704,319
Short-Term Holdings
2,500,000	Middletown Twp., NJ Board of Education School GOs, 5.8% due 8/1/2019ø	Aaa	2,504,300
2,900,000	New Jersey Economic Development Authority Sewage Facilities Rev. (Anheuser-Busch Project), 5.85% due 12/l/2030*	A2	2,929,406
300,000	New York, NY City Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2022	VMIG 1	300,000
200,000	New York, NY City Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	200,000
Total Short-Term Holdings — 16.9%	5,933,706
Total Investments — 98.6%	34,638,025
Other Assets Less Liabilities — 1.4%	477,428
Net Assets — 100.0%	$35,115,453

____________

†

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN – Variable rate demand notes.

The cost of investments for federal income tax purposes was $33,242,309. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $1,413,676 and $17,960, respectively.

Security Valuation – Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At June 30, 2007, the interest rate earned on these notes ranged from 3.81% to 3.87%.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 24, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 24, 2007

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.